Related Party Transactions (Details) - USD ($)											1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Aug. 13, 2024	Aug. 09, 2024	May 24, 2024	Apr. 01, 2024	Mar. 28, 2024	Feb. 01, 2024	Jan. 31, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Aug. 14, 2024
Related Party Transactions [Line Items]
Number of shares issued (in Shares)									575,000
Share capitalization (in Shares)									575,000
Shares forfeiture (in Shares)								75,000
Minimum number of trading days															20 days	20 years
Consecutive trading day threshold															30 days	30 years
Commencing after the completion period															150 days
Repaid of closing IPO								$ 179,665
Monthly fee paid		$ 24,091	$ 27,083	$ 18,882		$ 24,091	$ 17,708
Service fees												$ 56,646		$ 27,083	$ 122,536
Accrued expenses												$ 37,768			37,768
Working capital loans															1,500,000	$ 1,500,000
Price per share (in Dollars per share)																$ 10.05
Warrants outstanding	$ 1,500,000
Outstanding balance								$ 179,665
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)										5,750,000
Shares forfeiture (in Shares)								6,250,000
Shares issued (in Shares)								6,250,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution										$ 25,000
Issued price per share (in Dollars per share)										$ 0.004
Number of shares issued (in Shares)									6,325,000	25,000
Subject to forfeiture (in Shares)									825,000
Aggregate shares (in Shares)									825,000
Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month									$ 27,083
Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month									$ 27,083
Service fees													$ 34,306
Expenses incurred and paid																$ 196,806
Subsequent Event [Member]
Related Party Transactions [Line Items]
Monthly fee paid						$ 24,091					$ 17,708.33
Outstanding for the note																	$ 274,750
Subsequent Event [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Company borrowed value	$ 2,500,000
Sponsor [Member]
Related Party Transactions [Line Items]
Subject to forfeiture (in Shares)									825,000
Expenses															$ 300,000
Shares issued (in Shares)								6,250,000
Aggregate loan amount																$ 300,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)												$ 11.5			$ 11.5
Price per share (in Dollars per share)												11.5			11.5
Conversion price (in Dollars per share)	$ 1
Ordinary share (in Shares)	1
Ordinary share price (in Dollars per share)															11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)												12			12	$ 12
Price per share (in Dollars per share)																11.5
Forecast [Member]
Related Party Transactions [Line Items]
Monthly fee paid					$ 27,083.33
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)								$ 10
Number of shares issued (in Shares)								3,000,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares forfeiture (in Shares)								75,000
Private Placement [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)								$ 1
Number of shares issued (in Shares)								7,650,000
Private Placement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)												$ 1			$ 1	$ 1